SHARE BASED COMPENSATION (Tables)	9 Months Ended
Sep. 30, 2020
Share-based Payment Arrangement [Abstract]
Summary of Share Based Compensation Restricted Stock Awards

The following table shows the number of restricted stock awards that were granted and vested during 2020:

Restricted Stock Awards	Number of units	Weighted average grant date fair value
Granted	690,000	$7.60
Vested	(390,000)	$7.60
Forfeited	—	$—

As of September 30, 2020	300,000	$7.60